Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Disclosure of detailed information about trade and other payables [Table Text Block]
	December 31,	December 31,
	2019	2018
	$	$

Trade and other payables	1,585	477
Accrued liabilities	8,383	8,341
Due to related parties	2,786	664
	12,754	9,482